Leases - Summary of Future Minimum Lease Payments Under Non-cancelable Operating Lease Agreements (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021	$ 840
2022	865
2023	891
2024	917
2025	157
Future Operating Lease Payments	$ 3,670